Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax benefit:
Federal	$ (36,319)	$ (29,882)
State	(7,515)	(6,182)
Return to accrual adjustment	(59,580)
Increase in valuation allowance	103,414	36,064
Deferred tax benefit